United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 02/28/15

Item 1. Schedule of Investments

Emerging Markets Fixed Income Core Fund
Portfolio of Investments
February 28, 2015 (unaudited)
Principal, Notional, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—61.8%
		Aerospace & Defense—0.4%
$3,283,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	$3,529,225
		Automotive—1.2%
6,250,000	[1,2]	Metalsa Sa De Cv, Series 144A, 4.90%, 4/24/2023	5,843,750
4,000,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	4,194,400
		TOTAL	10,038,150
		Banking—14.0%
450,000		BBVA Banco Continental, Series REGS, 5.00%, 8/26/2022	483,390
1,550,000		BBVA Paraguay SA, Series REGS, 9.75%, 2/11/2016	1,633,567
2,100,000		Banco Bradesco SA, Series REGS, 6.75%, 9/29/2019	2,323,650
920,000		Banco de Credito del Peru, Series REGS, 6.125%, 4/24/2027	1,002,800
4,000,000		Banco Do Brasil S.A., Sub. Note, Series REGS, 5.875%, 1/19/2023	3,900,000
2,000,000	[1,2]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	2,132,433
2,200,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	2,191,002
250,000		Banco Reservas Rep Domin, Series REGS, 7.00%, 2/1/2023	248,977
2,630,000	[1,2]	Bank of China Ltd., Series 144A, 5.00%, 11/13/2024	2,792,421
4,600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	4,884,082
3,610,000		Burgan Finance No.1 Ltd., Series REGS, 7.875%, 9/29/2020	4,235,144
2,500,000		Caixa Economica Federal, Series REGS, 3.50%, 11/7/2022	2,141,250
7,030,000	[1,2]	Corpbanca, Series 144A, 3.875%, 9/22/2019	7,122,740
7,292,000	[1,2]	Export Credit Bank of Turkey, Series 144A, 5.00%, 9/23/2021	7,408,176
3,400,000	[1,2]	Finansbank AS, Series 144A, 6.25%, 4/30/2019	3,481,600
3,500,000	[1,2]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 10/30/2019	3,631,250
200,000		ICICI Bank Ltd., Series REGS, 5.75%, 11/16/2020	228,238
2,000,000	[1,2]	ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,282,378
4,600,000		Industrial and Commercial Bank of China, Ltd., Jr. Sub. Note, Series REGS, 6.00%, 12/29/2049	4,808,150
3,050,000	[1,2]	Industrial and Commercial Bank of China, Ltd., Series 144A, 6.00%, 12/31/2049	3,188,013
2,355,000	[1,2]	RSHB Capital S.A., Series 144A, 5.10%, 7/25/2018	2,042,962
4,400,000		Sibur Securities Ltd., Series REGS, 3.914%, 1/31/2018	3,846,128
2,000,000	[1,2]	Turkiye Garanti Bankasi A.S., Series 144A, 5.25%, 9/13/2022	2,068,420
7,700,000	[1,2]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.75%, 2/11/2021	7,623,000
5,145,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.00%, 6/25/2021	5,172,783
6,000,000	[1,2]	Turkiye Is Bankasi (Isbank), Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2020	6,082,500
20,350,001		VTB Bank OJSC, Series REGS, 6.25%, 6/30/2035	20,345,075
4,110,000	[1,2]	VTB Capital SA, Series 144A, 6.95%, 10/17/2022	3,128,861
1,560,000		Vnesheconombank (VEB), Series REGS, 5.942%, 11/21/2023	1,147,408
1,515,000		Vnesheconombank (VEB), Series REGS, 6.025%, 7/5/2022	1,147,612
2,600,000	[1,2]	Vnesheconombank (VEB), Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	2,414,750
5,200,000		Vnesheconombank (VEB), Sr. Unsecd. Note, Series REGS, 6.902%, 7/9/2020	4,446,000
		TOTAL	119,584,760
		Beverage & Tobacco—0.4%
400,000	[1,2]	Ajecorp BV, Series 144A, 6.50%, 5/14/2022	322,000
4,400,000		Ajecorp BV, Series REGS, 6.50%, 5/14/2022	3,542,000
		TOTAL	3,864,000

Principal, Notional, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Broadcast Radio & TV—0.8%
$1,413,000		Grupo Televisa SA, 6.625%, 3/18/2025	$1,740,463
3,800,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	5,396,281
		TOTAL	7,136,744
		Building Materials—1.3%
6,745,000		Cemex SAB de CV, Series REGS, 5.257%, 9/30/2015	6,836,058
4,160,000	[1,2]	Magnesita Refractories Co., Sr. Unsecd. Note, Series 144A, 7.875%, 3/30/2020	4,045,600
		TOTAL	10,881,658
		Chemicals & Plastics—2.0%
9,950,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 4/25/2024	10,803,212
1,200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	1,360,800
4,750,000		Nitrogenmuvek ZRT, Series REGS, 7.875%, 5/21/2020	4,590,400
		TOTAL	16,754,412
		Conglomerates—0.4%
3,000,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.00%, 5/29/2049	3,195,000
		Consumer Cyclical - Services—0.3%
2,915,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 3.125%, 11/28/2021	2,932,901
		Consumer Products—0.5%
1,500,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	1,437,285
3,250,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 5/10/2043	3,140,849
		TOTAL	4,578,134
		Energy—0.6%
7,800,000		Pacific Rubiales Energy Corp., Sr. Unsecd. Note, Series REGS, 5.625%, 1/19/2025	5,150,340
		Farming & Agriculture—0.9%
4,840,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	4,186,406
4,050,000		Kazagro Natl Mgmt Hldng., Series REGS, 4.625%, 5/24/2023	3,503,088
		TOTAL	7,689,494
		Finance—1.0%
1,000,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 2/8/2022	1,075,000
500,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	542,750
5,000,000	[1,2]	Mubadala Ge Capital Ltd., Sr. Unsecd. Note, Series 144A, 3.00%, 11/10/2019	5,017,500
2,000,000		Suam Finance BV, Sr. Unsecd. Note, Series REGS, 4.875%, 4/17/2024	2,075,000
		TOTAL	8,710,250
		Financial Intermediaries—1.8%
2,400,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	2,502,000
2,700,000	[1,2]	Banco Santander, S.A., Series 144A, 4.125%, 11/9/2022	2,780,190
4,500,000		Financiera Independencia S.A.B. de C.V, Sr. Unsecd. Note, Series REGS, 7.50%, 6/3/2019	4,398,750
1,700,000	[1,2]	Investcorp SA, Series 144A, 8.25%, 11/1/2017	1,811,394
4,000,000		Trust F/1401, Series REGS, 5.25%, 12/15/2024	4,270,000
		TOTAL	15,762,334
		Food Products—1.7%
3,000,000		BRF-Brasil Foods SA, Series REGS, 3.95%, 5/22/2023	2,836,200
1,300,000		Cosan Luxembourg SA, Series REGS, 5.00%, 3/14/2023	1,163,500
4,000,000	[1,2]	Gruma Sab De Cv, Sr. Unsecd. Note, Series 144A, 4.875%, 12/1/2024	4,235,000
2,400,000		JBS Finance II Ltd., Sr. Unsecd. Note, Series REGS, 8.25%, 1/29/2018	2,526,000
4,000,000	[1,2]	JBS Investments GmbH, Series 144A, 7.75%, 10/28/2020	4,230,000
		TOTAL	14,990,700

Principal, Notional, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Forest Products—0.2%
$1,525,000	[1,2]	Klabin Finance SA, Series 144A, 5.25%, 7/16/2024	$1,498,313
		Government Agency—0.8%
7,000,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 5.50%, 7/12/2020	7,253,750
		Metals & Mining—6.2%
5,200,000		Abja Investment Co., 5.95%, 7/31/2024	5,304,650
1,658,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	1,607,749
3,480,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	3,849,402
7,700,000		China Hongqiao Group, Series REGS, 7.625%, 6/26/2017	7,844,991
2,600,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	2,592,834
4,750,000		Evraz Group SA, Sr. Unsecd. Note, Series REGS, 6.50%, 4/22/2020	3,929,438
2,000,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 7.25%, 10/20/2017	2,185,000
7,500,000		Metinvest BV, Sr. Unsecd. Note, Series REGS, 8.75%, 2/14/2018	2,814,000
3,635,000		Nord Gold NV, Series REGS, 6.375%, 5/7/2018	3,392,255
1,309,000		OAO TMK, 7.75%, 1/27/2018	1,141,108
6,602,000	[1,2]	Polyus Gold International, Ltd., Series 144A, 5.625%, 4/29/2020	5,885,683
4,350,000	[1,2]	Samarco Mineracao SA, Series 144A, 4.125%, 11/1/2022	4,061,812
1,100,000	[1,2]	Samarco Mineracao SA, Series 144A, 5.75%, 10/24/2023	1,097,250
610,000		Samarco Mineracao SA, Series REGS, 4.125%, 11/1/2022	569,588
4,500,000		Vale Overseas Ltd., 4.375%, 1/11/2022	4,389,120
2,018,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.25%, 1/23/2017	2,164,204
		TOTAL	52,829,084
		Oil & Gas—11.7%
1,400,000	[1,2]	Afren PLC, Series 144A, 6.625%, 12/9/2020	565,600
1,230,000		Afren PLC, Series REGS, 10.25%, 4/8/2019	503,070
2,600,000		Afren PLC, Series REGS, 11.50%, 2/1/2016	1,112,020
1,560,000	[1,2]	Alliance Oil Co. Ltd., Series 144A, 7.00%, 5/4/2020	803,400
4,000,000		CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	4,273,844
2,000,000		Edc Finance Ltd., Series REGS, 4.875%, 4/17/2020	1,600,000
900,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	980,406
4,000,000		Gaz Capital SA, Series REGS, 8.625%, 4/28/2034	4,164,160
1,370,000	[1,2]	Gazprom Neft OAO, Series 144A, 6.00%, 11/27/2023	1,137,100
3,000,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 4/9/2021	3,060,000
3,800,000		Kazmunaygas National Co., Series REGS, 4.40%, 4/30/2023	3,420,000
1,500,000		Mie Holdings Corp., Series EMTN, 6.875%, 2/6/2018	1,162,500
8,350,000	[1,2]	Pacific Rubiales, Series 144A, 5.625%, 1/19/2025	5,513,505
10,900,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	8,999,040
6,900,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.625%, 5/20/2043	5,571,750
900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	814,302
1,600,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,811,808
4,650,000		Petroleos Mexicanos, Company Guarantee, 8.00%, 5/3/2019	5,607,900
20,600,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 4.50%, 1/23/2026	21,094,400
7,000,000	[1,2]	Petroleos Mexicanos, Unsecd. Note, Series 144A, 4.25%, 1/15/2025	7,066,500
4,000,000	[1,2]	Puma International Financing SA, Series 144A, 6.75%, 2/1/2021	3,986,000
800,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 3.90%, 5/17/2022	840,130
2,600,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	2,514,306
10,300,000		Tupras Turkiye Petrol Rafinerileri A.S., Series REGS, 4.125%, 5/2/2018	10,383,430
2,000,000	[1,2]	YPF Sociedad Anonima, Series 144A, 8.75%, 4/4/2024	2,044,000

Principal, Notional, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$920,000		YPF Sociedad Anonima, Series REGS, 8.75%, 4/4/2024	$940,240
		TOTAL	99,969,411
		Paper Products—0.4%
3,000,000		Fibria Overseas Finance, Sr. Unsecd. Note, 5.25%, 5/12/2024	3,022,500
		Real Estate—2.9%
9,300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, 3.95%, 11/15/2022	9,210,162
5,100,000	[1,2]	Country Garden Holdings Co., Series 144A, 11.125%, 2/23/2018	5,418,750
1,550,000		Dubai Holding Comm Op, Series EMTN, 6.00%, 2/1/2017	2,419,770
200,000		Franshion Brilliant Ltd., 5.375%, 10/17/2018	209,478
4,800,000		Franshion Brilliant Ltd., 5.75%, 3/19/2019	5,076,000
2,400,000		Wanda Properties Oversea, Sr. Unsecd. Note, 4.875%, 11/21/2018	2,438,333
		TOTAL	24,772,493
		Retailers—0.6%
4,956,000	[1,2]	InRetail Consumer, Sr. Unsecd. Note, Series 144A, 5.25%, 10/10/2021	5,030,340
		Sovereign—0.4%
1,500,000		Malaysia, Government of, Series REGS, 4.646%, 7/6/2021	1,644,300
1,500,000		Mozambique, Government of, Sr. Unsecd. Note, Series REGS, 6.305%, 9/11/2020	1,417,125
		TOTAL	3,061,425
		State/Provincial—2.7%
7,615,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	7,938,638
15,200,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	15,352,000
		TOTAL	23,290,638
		Telecommunications & Cellular—3.5%
2,150,000	[1,2]	Bharti Airtel International Netherlands BV, Series 144A, 5.35%, 5/20/2024	2,389,876
2,230,000		Bharti Airtel International Netherlands BV, Series REGS, 5.125%, 3/11/2023	2,434,449
2,300,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, Series REGS, 5.375%, 9/27/2022	2,335,650
6,050,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	6,019,750
3,000,000		MTS International Funding Ltd., Series REGS, 8.625%, 6/22/2020	3,059,880
1,715,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,745,012
1,850,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.25%, 2/21/2023	1,848,853
200,000		Qtel International Finance Ltd., Series REGS, 3.25%, 2/21/2023	199,876
5,920,000		Sistema JSFC, Series REGS, 6.95%, 5/17/2019	4,825,984
3,100,000	[1,2]	Vimpelcom, Series 144A, 5.95%, 2/13/2023	2,523,890
2,650,000		Vivacom, Series REGS, 6.625%, 11/15/2018	3,044,187
		TOTAL	30,427,407
		Transportation—1.1%
2,100,000	[1,2]	DP World Ltd., Series 144A, 6.85%, 7/2/2037	2,462,712
4,460,000	[1,2]	Global Liman Isletmeleri SA, Sr. Unsecd. Note, Series 144A, 8.125%, 11/14/2021	3,974,975
3,500,000	[1,2]	Topaz Marine SA, Series 144A, 8.625%, 11/1/2018	2,983,750
		TOTAL	9,421,437
		Utilities—4.0%
3,900,000		Bulgarian Energy Holding EAD, 4.25%, 11/7/2018	4,322,617
900,000	[1,2]	ContourGlobal Power Holdings SA, Series 144A, 7.125%, 6/1/2019	913,500
6,050,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	6,541,562
2,620,000	[1,2]	Empresa Electrica Angamo, Series 144A, 4.875%, 5/25/2029	2,621,965
2,100,000	[1,2]	Eskom Holdings Ltd., Sr. Unsecd. Note, Series 144A, 7.125%, 2/11/2025	2,188,683
3,260,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	3,390,400

Principal, Notional, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$4,200,000		Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	$4,798,500
4,000,000		Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series REGS, 6.70%, 2/10/2017	4,310,000
1,300,000	[1,2]	Kosmos Energy Ltd., Series 144A, 7.875%, 8/1/2021	1,228,500
3,950,000		Kuwait Energy Co., Sr. Unsecd. Note, Series REGS, 9.50%, 8/4/2019	3,422,675
200,000		Majapahit Holding BV, Series REGS, 7.875%, 6/29/2037	257,000
		TOTAL	33,995,402
		TOTAL CORPORATE BONDS (IDENTIFIED COST $543,336,185)	529,370,302
		FLOATING RATE LOAN—0.0%
1,519,811	[3]	Carolbrl, 0.255%, 12/31/2017 (IDENTIFIED COST $1,496,867)	304,722
		FOREIGN GOVERNMENT/AGENCIES—32.3%
		Banking—0.3%
3,035,000		African Export-Import Bank, 5.75%, 7/27/2016	3,170,057
		Government Agency—0.3%
2,300,000	[1,2]	Banque Centrale de Tunisie, Series 144A, 5.75%, 1/30/2025	2,340,250
		Sovereign—31.7%
7,600,000		Argentina, Government of, Sr. Unsecd. Note, 7.00%, 10/3/2015	7,786,200
1,500,000		Armenia, Government of, 6.00%, 9/30/2020	1,455,000
2,705,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/30/2020	2,623,850
7,600,000		Azerbaijan, Government of, Sr. Unsecd. Note, 4.75%, 3/18/2024	7,677,824
3,850,000		Bahrain, Government of, 5.50%, 3/31/2020	4,220,562
4,420,000	[1,2]	Bahrain, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/19/2044	4,342,650
2,350,000		Belarus, Government of, Sr. Unsecd. Note, 8.95%, 1/26/2018	1,880,000
965,000	[1,2]	Bolivia, Government of, Series 144A, 4.875%, 10/29/2022	958,969
7,500,000		Brazil, Government of, 4.25%, 1/7/2025	7,265,625
7,500,000		Brazil, Government of, Sr. Unsecd. Note, 2.625%, 1/5/2023	6,637,500
10,000,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	10,000,000
2,225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	2,375,187
1,500,000	[1,2]	Costa Rica, Government of, Series 144A, 4.25%, 1/26/2023	1,430,625
1,050,000		Costa Rica, Government of, 4.25%, 1/26/2023	1,001,437
5,100,000	[1,2]	Croatia, Government of, Series 144A, 6.00%, 1/26/2024	5,680,125
5,400,000		Croatia, Government of, 6.00%, 1/26/2024	6,014,250
3,500,000		Croatia, Government of, Note, 6.625%, 7/14/2020	3,915,625
550,000		Croatia, Government of, Sr. Unsecd. Note, 6.25%, 4/27/2017	587,813
1,200,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	1,284,000
1,700,000	[1,2]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.50%, 1/27/2025	1,776,500
1,700,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	1,916,750
6,200,000		Dubai, Government of, 5.25%, 1/30/2043	5,890,000
8,255,000		Egypt, Government of, Note, 6.875%, 4/30/2040	8,244,268
5,760,000	[1,2]	El Salvador, Government of, Series 144A, 6.375%, 1/18/2027	5,853,600
1,630,000		El Salvador, Government of, Sr. Unsecd. Note, 5.875%, 1/30/2025	1,613,700
3,750,000	[1,2]	Federal Rep of Ethiopia, Series 144A, 6.625%, 12/11/2024	3,731,250
1,500,000		Gabonese Republic, 6.375%, 12/12/2024	1,440,000
2,000,000	[1,2]	Georgia, Government of, Series 144A, 7.75%, 7/5/2017	2,002,160
1,500,000		Ghana, Government of, Unsecd. Note, 8.125%, 1/18/2026	1,455,750
700,000		Honduras, Government of, 8.75%, 12/16/2020	774,375

Principal, Notional, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—continued
		Sovereign—continued
$1,902,000		Hungary, Government of, 4.125%, 2/19/2018	$1,995,483
1,970,000		Hungary, Government of, 5.75%, 11/22/2023	2,280,275
750,000		Hungary, Government of, 6.375%, 3/29/2021	877,320
5,200,000		Hungary, Government of, Unsecd. Note, 6.25%, 1/29/2020	5,967,000
2,790,000	[1,2]	Indonesia, Government of, Series 144A, 3.375%, 4/15/2023	2,765,587
6,600,000		Indonesia, Government of, 5.375%, 10/17/2023	7,466,250
2,810,000		Indonesia, Government of, 6.875%, 1/17/2018	3,182,325
5,300,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 11.625%, 3/4/2019	7,108,625
1,500,000	[1,2]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.35%, 9/10/2024	1,556,250
1,100,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,087,548
1,850,000	[1,2]	Kenya, Government of, Series 144A, 5.875%, 6/24/2019	1,890,238
13,630,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	14,325,130
2,600,000		Kenya, Government of, 6.875%, 6/24/2024	2,732,600
2,200,000	[1,2]	Kingdom of Morocco, Series 144A, 4.25%, 12/11/2022	2,288,440
1,500,000		Nigeria, Government of, Sr. Unsecd. Note, 6.375%, 7/12/2023	1,458,750
1,800,000	[1,2]	Pakistan, Government of, Series 144A, 7.25%, 4/15/2019	1,831,500
200,000		Pakistan, Government of, Sr. Unsecd. Note, 8.25%, 4/15/2024	204,540
3,700,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	3,709,250
1,300,000	[1,2]	Paraguay, Government of, Series 144A, 4.625%, 1/25/2023	1,350,375
400,000		Paraguay, Government of, 4.625%, 1/25/2023	415,500
4,100,000	[1,2]	Paraguay, Government of, Series 144A, 6.10%, 8/11/2044	4,520,250
1,670,000		Peru, Government of, Bond, 7.35%, 7/21/2025	2,277,463
25,600,000	[1,2]	Peru, Government of, Sr. Unsecd. Note, Series 144A, 5.70%, 8/12/2024	8,377,527
3,100,000	[1,2]	Qatar, Government of, Series 144A, 6.40%, 1/20/2040	4,123,000
5,150,000		Republic of Ghana, 7.875%, 8/7/2023	4,998,075
3,480,000		Republic of Ghana, Unsecd. Note, 8.50%, 10/4/2017	3,655,044
2,800,000	[1,2]	Republic of Ivory Coast, Series 144A, 5.375%, 7/23/2024	2,669,800
2,500,000	[1,2]	Republic of Ivory Coast, Unsecd. Note, Series 144A, 6.375%, 3/3/2028	2,472,500
4,200,000		Russia, Government of, 3.25%, 4/4/2017	4,144,350
5,000,000		Russia, Government of, 5.875%, 9/16/2043	4,363,500
3,275,000		Russia, Government of, Unsub., 7.50%, 3/31/2030	3,507,689
3,300,000	[1,2]	Senegal, Government of, Unsecd. Note, Series 144A, 6.25%, 7/30/2024	3,300,347
1,315,000	[1,2]	Serbia, Government of, Series 144A, 5.875%, 12/3/2018	1,418,556
4,000,000	[1,2]	Sri Lanka, Government of, Series 144A, 6.00%, 1/14/2019	4,130,000
4,750,000		Sri Lanka, Government of, Sr. Unsecd. Note, 6.00%, 1/14/2019	4,904,375
2,390,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	2,491,575
9,600,000		Turkey, Government of, 3.25%, 3/23/2023	9,096,768
8,500,000		Turkey, Government of, Note, 7.375%, 2/5/2025	10,562,610
8,750,000		Ukraine, Government of, Sr. Unsecd. Note, 7.50%, 4/17/2023	3,675,000
17,620,000		Venezuela, Government of, 7.00%, 3/31/2038	6,211,050
8,200,000		Venezuela, Government of, 9.375%, 1/13/2034	3,157,000
850,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	306,000
2,000,000		Venezuela, Government of, Sr. Unsecd. Note, 6.00%, 12/9/2020	720,000
		TOTAL	271,411,060
		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $272,843,395)	276,921,367

Principal, Notional, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		PURCHASED CALL SWAPTIONS—0.0%
$25,000,000		Barclays Capital, Inc., Upon exercise, receive floating 3 month LIBOR, pay 2.80%, Expiration Date 8/11/2015	$27,045
25,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay 2.80%, Expiration Date 10/8/2015	57,543
54,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay 2.90%, Expiration Date 7/6/2015	19,251
93,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay 3.00%, Expiration Date 7/6/2015	33,889
		TOTAL PURCHASED CALL SWAPTIONS (IDENTIFIED COST $1,118,098)	137,728
		U.S. TREASURY—2.2%
$18,500,000		United States Treasury Note, 0.375%, 6/15/2015 (IDENTIFIED COST $18,521,758)	18,516,702
		INVESTMENT COMPANY—3.5%
30,064,982	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	30,064,982
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $867,381,285)[6]	855,315,803
		OTHER ASSETS AND LIABILITIES - NET—0.2%[7]	1,533,810
		TOTAL NET ASSETS—100%	$856,849,613
At February 28, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8]United States Treasury Long Bond Long Futures	262	$42,403,063	June 2015	$345,466
[8]United States Treasury Notes 5-Year Long Futures	555	$66,201,094	June 2015	$150,509
[8]Euro-Bund Short Futures	29	$4,624,340	March 2015	$(217,180)
[8]United States Treasury Notes 10-Year Short Futures	353	$45,112,297	June 2015	$54,362
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$333,157
The average notional value of long and short futures contracts held by the Fund throughout the period was $56,671,563 and $104,784,426, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/3/2015	Morgan Stanley Capital SE	10,500,000 BRL	$3,841,089	$(140,974)
3/3/2015	Morgan Stanley Capital SE	12,000,000 BRL	$4,183,079	$45,623
3/3/2015	Morgan Stanley Capital SE	23,050,000 BRL	$8,136,251	$(13,619)
3/3/2015	Citibank N.A.	26,450,000 PEN	$8,549,909	$1,698
3/3/2015	JPMorgan Chase Bank N.A	260,000,000 RUB	$3,862,438	$358,087
3/3/2015	JPMorgan Chase Bank N.A	794,000,000 RUB	$11,386,859	$1,501,974
3/4/2015	HSBC Bank USA	9,260,000 TRY	$3,821,709	$(131,541)
3/4/2015	JPMorgan Chase Bank N.A	11,700,000 TRY	$4,904,632	$(242,110)
3/9/2015	JPMorgan Chase Bank N.A	48,000,000 ZAR	$4,049,248	$61,837
3/11/2015	Bank of America, N.A.	7,247,238 EUR	30,500,000 PLN	$(114,739)
3/13/2015	BNP Paribas SA	4,990,000,000 HUF	$18,452,777	$(21,599)
3/19/2015	Bank of America, N.A.	5,930,000,000 COP	$2,513,777	$(145,180)
3/19/2015	Bank of America, N.A.	5,945,000,000 COP	$2,546,584	$(171,995)
3/19/2015	Bank of America, N.A.	11,970,000,000 COP	$4,921,875	$(140,744)
4/2/2015	Bank of America, N.A.	8,510,000,000 KRW	$7,711,826	$32,241
4/2/2015	Morgan Stanley Capital SE	34,250,000 BRL	$11,814,419	$144,372

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
4/13/2015	JPMorgan Chase Bank N.A	26,753,740 CNY	$4,288,970	$(41,665)
4/20/2015	Barclays Bank PLC	8,320,000,000 KRW	$7,692,308	$(126,408)
4/22/2015	BNP Paribas SA	9,300,000,000 COP	$3,875,000	$(172,597)
4/22/2015	BNP Paribas SA	10,000,000,000 COP	$4,074,565	$(93,486)
4/22/2015	BNP Paribas SA	455,000,000 JPY	$3,861,332	$(55,255)
4/22/2015	BNP Paribas SA	1,821,500,000 JPY	$15,511,501	$(274,648)
4/22/2015	Bank of America, N.A.	112,800,000 MXN	$7,680,784	$(149,350)
4/22/2015	Bank of America, N.A.	112,400,000 MXN	$7,736,252	$(231,525)
4/22/2015	Bank of America, N.A.	119,825,000 MXN	$8,171,651	$(171,171)
4/22/2015	Bank of America, N.A.	180,000,000 MXN	$12,005,122	$13,124
4/22/2015	Morgan Stanley Capital SE	243,800,000 TWD	$7,721,299	$42,808
4/27/2015	Bank of America, N.A.	4,840,000,000 CLP	$7,695,977	$113,462
5/4/2015	BNP Paribas SA	18,950,000,000 COP	$7,796,750	$(261,862)
5/4/2015	BNP Paribas SA	19,410,000,000 COP	$8,135,806	$(418,014)
5/4/2015	JPMorgan Chase Bank N.A	244,610,000 TWD	$7,813,768	$(23,314)
5/5/2015	JPMorgan Chase Bank N.A	57,000,000 RUB	$882,421	$19,290
5/11/2015	BNP Paribas SA	5,525,000 EUR	$6,268,073	$(80,238)
5/11/2015	Bank of America, N.A.	683,500,000 JPY	$5,747,465	$(28,672)
5/11/2015	Bank of America, N.A.	681,500,000 JPY	$5,747,466	$(45,407)
5/13/2015	BNP Paribas SA	479,000,000 RUB	$7,394,828	$161,906
5/13/2015	BNP Paribas SA	532,600,000 RUB	$8,100,380	$301,951
5/18/2015	Morgan Stanley Capital SE	29,200,000 MYR	$8,148,458	$(99,137)
5/26/2015	Bank of America, N.A.	124,600,000 MXN	$8,294,501	$7,461
6/23/2015	Barclays Bank PLC	60,100,000 CNY	$9,639,134	$(161,592)
6/23/2015	Barclays Bank PLC	90,000,000 CNY	$14,404,609	$(211,951)
Contracts Sold:
3/3/2015	Morgan Stanley Capital SE	11,600,000 BRL	$4,103,290	$15,544
3/3/2015	Morgan Stanley Capital SE	33,950,000 BRL	$11,825,148	$(138,556)
3/3/2015	Citibank N.A.	26,450,000 PEN	$8,905,724	$354,116
3/3/2015	JPMorgan Chase Bank N.A	527,000,000 RUB	$7,852,779	$(701,900)
3/4/2015	HSBC Bank USA	9,250,000 TRY	$3,716,949	$30,767
3/4/2015	JPMorgan Chase Bank N.A	11,685,000 TRY	$4,904,269	$247,725
3/9/2015	JPMorgan Chase Bank N.A	48,000,000 ZAR	$4,109,765	$(1,320)
3/11/2015	JPMorgan Chase Bank N.A	1,512,072 EUR	6,341,315 PLN	$17,941
3/11/2015	JPMorgan Chase Bank N.A	5,743,334 EUR	24,158,685 PLN	$87,657
3/13/2015	BNP Paribas SA	4,990,000,000 HUF	$18,551,910	$120,731
3/19/2015	Bank of America, N.A.	5,930,000,000 COP	$2,459,560	$90,963
3/19/2015	Bank of America, N.A.	5,945,000,000 COP	$2,465,782	$91,193
3/19/2015	Bank of America, N.A.	11,970,000,000 COP	$4,964,745	$183,614
4/2/2015	Bank of America, N.A.	4,250,000,000 KRW	$3,861,530	$(5,953)
4/2/2015	Bank of America, N.A.	4,260,000,000 KRW	$3,846,501	$(30,082)
4/13/2015	Bank of New York	26,753,740 CNY	$4,300,000	$52,694
4/20/2015	Barclays Bank PLC	8,320,000,000 KRW	$7,618,350	$52,450
4/22/2015	BNP Paribas SA	9,300,000,000 COP	$3,864,132	$161,729
4/22/2015	BNP Paribas SA	10,000,000,000 COP	$4,154,981	$173,902
4/22/2015	BNP Paribas SA	455,000,000 JPY	$3,861,212	$55,136
4/22/2015	BNP Paribas SA	1,825,000,000 JPY	$15,405,719	$139,589
4/22/2015	Bank of America, N.A.	57,750,000 MXN	$3,859,262	$3,408
4/22/2015	Bank of America, N.A.	113,500,000 MXN	$7,686,057	$107,885
4/22/2015	Bank of America, N.A.	122,250,000 MXN	$8,154,621	$(7,771)

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
4/22/2015	Bank of America, N.A.	231,525,000 MXN	$15,548,713	$90,244
4/22/2015	Morgan Stanley Capital SE	243,800,000 TWD	$7,694,493	$(69,614)
4/27/2015	Bank of America, N.A.	4,840,000,000 CLP	$7,664,898	$(144,540)
5/4/2015	BNP Paribas SA	9,680,000,000 COP	$3,968,026	$119,070
5/4/2015	BNP Paribas SA	14,250,000,000 COP	$5,803,299	$137,222
5/4/2015	BNP Paribas SA	14,430,000,000 COP	$5,835,844	$98,196
5/4/2015	JPMorgan Chase Bank N.A	122,000,000 TWD	$3,842,520	$(42,993)
5/4/2015	JPMorgan Chase Bank N.A	122,610,000 TWD	$3,884,735	$(20,206)
5/11/2015	BNP Paribas SA	6,705,000 EUR	$7,698,346	$188,946
5/11/2015	BNP Paribas SA	10,180,000 EUR	$11,585,858	$184,562
5/11/2015	BNP Paribas SA	10,900,000 EUR	$12,302,285	$94,611
5/11/2015	Bank of America, N.A.	1,365,000,000 JPY	$11,559,666	$138,815
5/13/2015	BNP Paribas SA	1,090,000,000 RUB	$15,984,749	$(1,211,160)
5/18/2015	Morgan Stanley Capital SE	29,200,000 MYR	$7,945,578	$(103,743)
5/26/2015	Citibank N.A.	1,660,000 GBP	$2,556,973	$(4,352)
6/3/2015	Citibank N.A.	26,450,000 PEN	$8,408,838	$(16,540)
6/23/2015	Barclays Bank PLC	150,100,000 CNY	$24,141,536	$471,335
2/3/2016	JPMorgan Chase Bank N.A	54,800,000 CNY	$8,557,820	$67,400
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$115,756
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $12,661,372 and $17,231,166, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2015, the Fund had the following open swap contracts:
Interest Rate Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Bank of America	3M JIBA LIBOR	Pay	7.00%	1/28/2025	90,000,000 ZAR	$(305,192)	$(305,192)
Bank of America	Brazil Cetip Interbank	Pay	11.77%	1/4/2021	101,000,000 BRL	$(199,565)	$(199,565)
Barclays Bank	South Africa Johannesburg Interbank	Pay	7.51%	2/19/2025	75,000,000 ZAR	$(26,313)	$(26,313)
Citibank N.A.	Brazil Cetip Interbank	Pay	11.42%	1/4/2021	107,662,990 BRL	$(585,764)	$(585,764)
Citigroup, Inc.	3M US LIBOR	Receive	1.48%	2/9/2020	$33,000,000	$248,648	$248,648
Citigroup, Inc.	3M US LIBOR	Receive	2.48%	11/4/2024	$10,000,000	$(340,075)	$(340,075)
Goldman Sachs	Brazil Cetip Interbank	Pay	12.10%	1/4/2021	114,000,000 BRL	$142,212	$142,212
TOTAL INTEREST RATE SWAPS						$(1,066,049)	$(1,066,049)

Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2015[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs	CDX Index EM Series 22	Sell	1.00%	12/20/2019	8.32%	$68,500,000	$(7,897,687)	$(8,235,000)	$337,313
Barclays Capital	Governmet of Ukraine	Buy	5.00%	3/20/2020	60.71%	$2,750,000	$1,712,639	$1,362,750	$349,889
Deutsche Bank	Governmet of Ukraine	Buy	5.00%	3/20/2020	60.71%	$4,375,000	$2,724,653	$2,778,125	$(53,472)
Goldman Sachs	Governmet of Ukraine	Buy	5.00%	3/20/2020	60.71%	$4,375,000	$2,724,653	$2,832,813	$(108,160)
Barclays Capital	Government of Venezuela	Buy	5.00%	3/20/2020	56.52%	$4,100,000	$2,577,029	$2,552,250	$24,779
Bank of America	Government of Turkey	Buy	1.00%	3/20/2020	2.07%	$17,000,000	$826,476	$826,476	$0
Bank of America	Government of Russia	Sell	1.00%	3/20/2020	4.97%	$31,600,000	$(5,087,473)	$(5,948,965)	$861,492
TOTAL CREDIT DEFAULT SWAPS							$(2,419,710)	$(3,831,551)	$1,411,841
The average notional amount of interest rate swap contracts held by the Fund throughout the period was $225,081,495. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $78,232,500. This is based on amounts held as of each month-end throughout the three-month fiscal period.

The average market value of purchased options held by the Fund throughout the period was $329,264. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of written options held by the Fund throughout the period was $328,271. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these restricted securities amounted to $332,180,777, which represented 38.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2015, these liquid restricted securities amounted to $332,180,777, which represented 38.8% of total net assets.
3	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
4	Affiliated holding.
5	7-day net yield.
6	At February 28, 2015, the cost of investments for federal tax purposes was $868,417,197. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts and (d) swap contracts was $13,101,394. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,450,070 and net unrealized depreciation from investments for those securities having an excess of cost over value of $32,551,464.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (‘Valuation Committee”) comprised of officers of the Fund, Federated Investment Counseling (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$529,370,302	$—	$529,370,302
Floating Rate Loan	—	—	304,722	304,722
Foreign Governments/Agencies	—	276,921,367	—	276,921,367
Purchased Call Swaptions	—	137,728	—	137,728
U.S. Treasury	—	18,516,702	—	18,516,702
Investment Company	30,064,982	—	—	30,064,982
TOTAL SECURITIES	$30,064,982	$824,946,099	$304,722	$855,315,803
OTHER FINANCIAL INSTRUMENTS*	$333,157	$(3,370,003)	$—	$(3,036,846)
*	Other financial instruments include futures contracts, foreign exchange contracts and swap contracts.

The following acronyms are used throughout this portfolio:
BRL	—Brazilian Real
CLP	—Chilean Peso
CNY	—Yuan Renminbi
COP	—Colombian Peso
EUR	—Euro Currency
GBP	—British Pound
HUF	—Hungarian Forint
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Nouveau Sol
PLN	—Polish Zloty
RUB	—New Russian Ruble
TRY	—Turkish Lira
TWD	—New Taiwan Dollar
ZAR	—South African Rand

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust II, L.P.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015